Concentrations (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					30.00%
Revenue Benchmark [Member] | One Customer [Member] | Rubicon Technologies L L C [Member] | Rubicon [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage						30.00%
Revenue Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage						28.00%
Revenue Benchmark [Member] | Two Customer [Member] | Rubicon Technologies L L C [Member] | Rubicon [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage					28.00%
Revenue Benchmark [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	28.00%	29.00%	28.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			21.00%		23.00%	23.00%